CHAPMAN AND CUTLER LLP                                 111 WEST MONROE STREET
                                                     CHICAGO, ILLLINOIS 60603


                               February 25, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re:       First Trust Energy Infrastructure Fund


 Ladies and Gentlemen:

      On behalf of First Trust Energy Infrastructure Fund (the "Registrant"), we are transmitting the Registration Statement on Form N-2 for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940.

      Before the registration statement becomes effective under the Securities Act of 1933, the Registrant will file all remaining exhibits.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3723.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP

                                          By:    /s/ Walter Draney
                                              --------------------------------
                                                   Walter Draney

Enclosures

cc:  W. Scott Jardine
     Eric F. Fess